                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                    April 30
                                    --------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT OCTOBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND

[GRAPHIC IMAGE]

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security, tax status, account balances and transactions.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

The Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Fund or Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30 without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of October 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF MICHAEL R. MACH]

Michael R. Mach, CFA
Co-Portfolio Manager

[PHOTO OF JUDITH A. SARYAN]

Judith A. Saryan, CFA
Co-Portfolio Manager

THE FUND

- During the six months from April 30, 2004, through October 31, 2004, the Fund's Class A shares had a total return of 9.64%.(1) This return was the result of an increase in net asset value (NAV) per share to $11.45 on October 31, 2004, from $10.64 on April 30, 2004, and the reinvestment of $0.204 per share in dividends.

- Class B shares had a total return of 9.20% during the same period, the result of an increase in NAV per share to $11.43 from $10.63, and the reinvestment of $0.168 per share in dividends.(1)

- Class C shares had a total return of 9.19% during the same period, the result of an increase in NAV per share to $11.43 from $10.63, and the reinvestment of $0.168 per share in dividends.(1)

- For comparison, the Russell 1000 Value Index - a broad-based, unmanaged market index of value stocks - returned 6.74% for the six months ended October 31, 2004.(2)

SEE PAGE 4 FOR MORE PERFORMANCE INFORMATION, INCLUDING AFTER-TAX RETURNS.

MANAGEMENT DISCUSSION

- During the six months ended October 31, 2004, the U.S. equity markets extended their recent advance. Two continued drivers of equity market strength have been the growing U.S. economy and the more favorable investment tax environment created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The new lower tax rates now being applied to long-term capital gains and to qualified equity dividend income are providing equity investors with a tax environment about as favorable as any we have known since the federal income tax was instituted in 1913.

- Based on the Fund's objective of achieving after-tax total return, consisting primarily of tax-advantaged dividend income and capital appreciation, the Fund was primarily invested in securities that generated a relatively high level of qualifying dividend income (QDI). At the end of the period, the Fund had approximately 75.9% of net assets invested in common stocks, approximately 18.5% of net assets invested in preferred stocks, and 5.7% of net assets in cash equivalents. In regards to its common stock holdings, the Fund had approximately 31.9% of net assets invested in utility and telecommunication stocks. An additional 44.0% of the Fund's net assets was invested in common stocks diversified across the consumer, industrial and financial sectors.

- Common stocks making strong positive contributions to the Fund's recent performance came from a number of economic sectors, including financials, utilities, materials and energy holdings. Also contributing to recent Fund performance was a cluster of stocks offering above-average dividend yields in combination with a tradition of above-average dividend growth.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.


   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

- On August 18, 2004, the Fund increased its monthly dividend on Class A shares from $0.033 to $0.035 per share, and on Class B and C shares from $0.027 to $0.029 per share. This increase reflected both the effective implementation of the Fund's dividend capture strategy and the significant number of dividend increases announced by companies held in the common stock portfolio.

- Going forward, we will continue to adhere to our philosophy of investing in a diversified portfolio of common and preferred stocks. We will also maintain our discipline of buying shares in such companies only when we believe they are inexpensive or under-valued relative to the overall market.

- Given the historically low tax rates now applied to QDI, more companies are paying dividends and many others are growing their dividends at an accelerated rate. This is providing a new concept of growth, a concept of dividend growth that we believe conservative investors are coming to appreciate more and more fully.

- In closing, we would like to thank our fellow shareholders for their continued confidence and participation in Eaton Vance Tax-Managed Dividend Income Fund.

[CHART]

ASSET ALLOCATION*
By total net assets

Short-Term Investments      2.0%
Commercial Paper            3.7%
Preferred Stocks           18.5%
Common Stocks              75.9%

* AS OF OCTOBER 31, 2004. ASSET ALLOCATION SUBJECT TO CHANGE DUE TO ACTIVE MANAGEMENT.


   THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of October 31, 2004

PERFORMANCE

"Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. "Return After Taxes on Distributions and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED OCTOBER 31, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                             ONE YEAR    LIFE OF FUND
Return Before Taxes                             15.14%          13.59%
Return After Taxes on Distributions             14.50%          13.04%
Return After Taxes on Distributions
and Sale of Fund Shares                         10.60%          11.53%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                             ONE YEAR    LIFE OF FUND
Return Before Taxes                              8.52%           8.99%
Return After Taxes on Distributions              7.92%           8.45%
Return After Taxes on Distributions
and Sale of Fund Shares                          6.25%           7.60%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED OCTOBER 31, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                             ONE YEAR    LIFE OF FUND
Return Before Taxes                             14.29%          12.80%
Return After Taxes on Distributions             13.77%          12.34%
Return After Taxes on Distributions
and Sale of Fund Shares                          9.92%          10.86%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                             ONE YEAR    LIFE OF FUND
Return Before Taxes                             13.29%          12.80%
Return After Taxes on Distributions             12.77%          12.34%
Return After Taxes on Distributions
and Sale of Fund Shares                          9.27%          10.86%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED OCTOBER 31, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                             ONE YEAR    LIFE OF FUND
Return Before Taxes                             14.30%          12.80%
Return After Taxes on Distributions             13.78%          12.34%
Return After Taxes on Distributions
and Sale of Fund Shares                          9.92%          10.86%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                             ONE YEAR    LIFE OF FUND
Return Before Taxes                              9.30%           9.46%
Return After Taxes on Distributions              8.78%           8.99%
Return After Taxes on Distributions
and Sale of Fund Shares                          6.67%           8.00%


Class A, Class B, and Class C commenced operations on 5/30/03. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of October 31, 2004

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 - October 31, 2004).

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, on $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                  EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND

                                        BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE    EXPENSES PAID DURING PERIOD*
                                               (5/1/04)                  (10/31/04)             (5/1/04 - 10/31/04)
------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                       $ 1,000.00                $ 1,096.41                    $  6.66
Class B                                       $ 1,000.00                $ 1,091.95                    $ 10.60
Class C                                       $ 1,000.00                $ 1,091.92                    $ 10.60

Hypothetical
(5% return per year before expenses)
Class A                                       $ 1,000.00                $ 1,018.90                    $  6.41
Class B                                       $ 1,000.00                $ 1,015.10                    $ 10.21
Class C                                       $ 1,000.00                $ 1,015.10                    $ 10.21

* Expenses are equal to the Fund's annualized expense ratio of 1.26% for Class A shares, 2.01% for Class B shares, and 2.01% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2004.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of October 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 75.9%

SECURITY                                                          SHARES               VALUE
------------------------------------------------------------------------------------------------------
APPAREL -- 0.4%

VF Corp.                                                                   25,000      $     1,345,750
------------------------------------------------------------------------------------------------------
                                                                                       $     1,345,750
------------------------------------------------------------------------------------------------------

BEVERAGES -- 0.1%

Diageo PLC                                                                 25,000      $       334,359
------------------------------------------------------------------------------------------------------
                                                                                       $       334,359
------------------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.7%

Florida Rock Industries, Inc.                                              15,000      $       774,750
Stanley Works (The)                                                        35,000            1,558,200
------------------------------------------------------------------------------------------------------
                                                                                       $     2,332,950
------------------------------------------------------------------------------------------------------

CHEMICALS -- 1.5%

Dow Chemical Co. (The)                                                     40,000      $     1,797,600
Eastman Chemical Co.                                                       20,000              949,400
Lyondell Chemical Co.                                                      75,000            1,723,500
RPM, Inc.                                                                  20,000              352,600
------------------------------------------------------------------------------------------------------
                                                                                       $     4,823,100
------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 10.3%

Associated Banc-Corp.                                                      60,000      $     2,081,400
Bank of America Corp.                                                     130,000            5,822,698
Bank of Hawaii Corp.                                                       20,000              955,000
Bank of Nova Scotia(1)                                                     37,500            1,219,125
Comerica, Inc.                                                             20,000            1,230,200
Compass Bancshares, Inc.                                                   50,000            2,388,500
Corus Bankshares, Inc.                                                     35,000            1,610,350
HSBC Holdings PLC                                                          75,000            1,209,927
National City Corp.                                                        50,000            1,948,500
North Fork Bancorporation, Inc.                                            60,000            2,646,000
TCF Financial Corp.                                                        24,000              756,480
U.S. Bancorp                                                               75,000            2,145,750
Wachovia Corp.                                                            125,000            6,151,250
Wells Fargo & Co.                                                          50,000            2,986,000
------------------------------------------------------------------------------------------------------
                                                                                       $    33,151,180
------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 1.0%

Deluxe Corp.                                                               30,000      $     1,142,700
Donnelley (R.R.) & Sons Co.                                                40,000            1,258,000
Landauer, Inc.                                                             10,000              487,600
ServiceMaster Co.                                                          25,000      $       321,000
------------------------------------------------------------------------------------------------------
                                                                                       $     3,209,300
------------------------------------------------------------------------------------------------------

DISTRIBUTORS -- 0.5%

Genuine Parts Co.                                                          40,000      $     1,595,600
------------------------------------------------------------------------------------------------------
                                                                                       $     1,595,600
------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.6%

Citigroup, Inc.                                                            75,000      $     3,327,750
J.P.Morgan Chase & Co.                                                     50,000            1,930,000
------------------------------------------------------------------------------------------------------
                                                                                       $     5,257,750
------------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 10.4%

Alltel Corp.                                                               57,000      $     3,131,010
BellSouth Corp.                                                           160,000            4,267,200
Citizens Communications Co.                                               200,000            2,680,000
SBC Communications, Inc.                                                  138,500            3,498,510
Sprint Corp. (FON Group)                                                   35,000              733,250
Telecom Corp. of New Zealand Ltd.(1)                                      790,000            3,924,333
Telecom Corp. of New Zealand Ltd. ADR                                      51,000            1,621,290
Telecom Italia SPA(1)                                                   1,200,000            2,984,353
Telefonos de Mexico SA ADR                                                100,000            3,424,000
Telstra Corp. Ltd.(1)                                                     500,000            1,741,958
Verizon Communications, Inc.                                              147,000            5,747,700
------------------------------------------------------------------------------------------------------
                                                                                       $    33,753,604
------------------------------------------------------------------------------------------------------

ELECTRICAL / ELECTRONIC MANUFACTURER -- 1.8%

Cooper Industries Ltd., Class A(1)                                         25,000      $     1,597,500
Emerson Electric Co.                                                       50,000            3,202,500
Hubbell, Inc.                                                              25,000            1,143,000
------------------------------------------------------------------------------------------------------
                                                                                       $     5,943,000
------------------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 1.2%

Bouygues SA                                                               100,000      $     3,941,281
------------------------------------------------------------------------------------------------------
                                                                                       $     3,941,281
------------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.6%

Regal Entertainment Group                                                 100,000      $     1,991,000
------------------------------------------------------------------------------------------------------
                                                                                       $     1,991,000
------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                          SHARES               VALUE
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.9%

ConAgra Foods, Inc.                                                        40,000      $     1,056,000
Sara Lee Corp.                                                             75,000            1,746,000
------------------------------------------------------------------------------------------------------
                                                                                       $     2,802,000
------------------------------------------------------------------------------------------------------

FURNITURE AND APPLIANCES -- 0.2%

Leggett & Platt, Inc.                                                      25,000      $       703,250
------------------------------------------------------------------------------------------------------
                                                                                       $       703,250
------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS AND LEISURE -- 0.4%

Harrah's Entertainment, Inc.                                               20,000      $     1,170,400
------------------------------------------------------------------------------------------------------
                                                                                       $     1,170,400
------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.9%

General Electric Co.                                                       75,000      $     2,559,000
Honeywell International, Inc.                                              14,000              471,520
------------------------------------------------------------------------------------------------------
                                                                                       $     3,030,520
------------------------------------------------------------------------------------------------------

MACHINERY -- 0.6%

Caterpillar, Inc.                                                          25,000      $     2,013,500
------------------------------------------------------------------------------------------------------
                                                                                       $     2,013,500
------------------------------------------------------------------------------------------------------

METALS AND MINING -- 0.7%

Southern Peru Copper Corp.                                                 50,000      $     2,159,000
------------------------------------------------------------------------------------------------------
                                                                                       $     2,159,000
------------------------------------------------------------------------------------------------------

OIL AND GAS -- 6.0%

BP PLC ADR                                                                 70,000      $     4,077,500
ChevronTexaco Corp.                                                       110,000            5,836,600
Kerr-McGee Corp.                                                           50,000            2,961,000
Marathon Oil Corp.                                                        150,000            5,716,500
Occidental Petroleum Corp.                                                 15,000              837,450
------------------------------------------------------------------------------------------------------
                                                                                       $    19,429,050
------------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.5%

MeadWestvaco Corp.                                                         50,000      $     1,576,500
------------------------------------------------------------------------------------------------------
                                                                                       $     1,576,500
------------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.4%

Abbott Laboratories                                                        40,000      $     1,705,200
Wyeth Corp.                                                                75,000            2,973,750
------------------------------------------------------------------------------------------------------
                                                                                       $     4,678,950
------------------------------------------------------------------------------------------------------

PUBLISHING -- 0.1%

West Australian Newspapers Holdings Ltd.                                   45,236      $       288,830
------------------------------------------------------------------------------------------------------
                                                                                       $       288,830
------------------------------------------------------------------------------------------------------

REITS -- 7.2%

Boston Properties, Inc.                                                    75,000      $     4,479,000
Developers Diversified Realty Corp.                                        50,000            2,090,000
General Growth Properties, Inc.                                            75,000            2,474,250
Health Care Property Investors, Inc.                                      150,000            4,174,500
Plum Creek Timber Co., Inc.                                                50,000            1,814,500
Public Storage, Inc.                                                       45,000            2,351,250
Rayonier, Inc.                                                             25,000            1,185,000
Simon Property Group, Inc.                                                 50,000            2,916,000
Vornado Realty Trust                                                       25,000            1,680,000
------------------------------------------------------------------------------------------------------
                                                                                       $    23,164,500
------------------------------------------------------------------------------------------------------

RESTAURANTS -- 1.4%

McDonald's Corp.                                                          150,000      $     4,372,500
------------------------------------------------------------------------------------------------------
                                                                                       $     4,372,500
------------------------------------------------------------------------------------------------------

RETAIL-SPECIALTY -- 0.6%

Limited, Inc. (The)                                                        75,000      $     1,858,500
------------------------------------------------------------------------------------------------------
                                                                                       $     1,858,500
------------------------------------------------------------------------------------------------------

SOFTWARE -- 1.5%

Microsoft Corp.                                                           175,000      $     4,898,250
------------------------------------------------------------------------------------------------------
                                                                                       $     4,898,250
------------------------------------------------------------------------------------------------------

TOBACCO -- 1.9%

Altria Group, Inc.                                                        100,000      $     4,846,000
UST, Inc.                                                                  30,000            1,234,800
------------------------------------------------------------------------------------------------------
                                                                                       $     6,080,800
------------------------------------------------------------------------------------------------------

UTILITIES-DIVERSIFIED -- 4.5%

E.ON AG(1)                                                                 50,000      $     4,063,882
Equitable Resources, Inc.                                                  11,900              658,070
Fortum Oyj(1)                                                             440,000            6,728,555
RWE AG(1)                                                                  60,000            3,176,935
------------------------------------------------------------------------------------------------------
                                                                                       $    14,627,442
------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                          SHARES               VALUE
------------------------------------------------------------------------------------------------------
UTILITIES-ELECTRIC -- 10.7%

Alliant Energy Corp.                                                       60,000      $     1,582,800
American Electric Power Co., Inc.                                          23,000              757,390
Cinergy Corp.                                                              50,000            1,976,000
Edison International                                                      200,000            6,100,000
Electrabel(1)                                                               5,000            1,867,552
Enel Spa(1)                                                               776,500            7,011,876
Energy East Corp.                                                          69,000            1,738,800
Fortis, Inc.(1)                                                             7,600              400,328
Pepco Holdings, Inc.                                                       75,100            1,547,811
SCANA Corp.                                                                60,000            2,226,000
Scottish Power PLC ADR                                                    170,000            5,504,600
UIL Holdings Corp.                                                         26,000            1,317,680
WPS Resources Corp.                                                        50,000            2,375,000
------------------------------------------------------------------------------------------------------
                                                                                       $    34,405,837
------------------------------------------------------------------------------------------------------

UTILITIES-ELECTRIC AND GAS -- 3.2%

Centrica PLC(1)                                                           652,500      $     2,883,891
Progress Energy, Inc.                                                     100,000            4,130,000
Xcel Energy, Inc.                                                         200,000            3,420,000
------------------------------------------------------------------------------------------------------
                                                                                       $    10,433,891
------------------------------------------------------------------------------------------------------

UTILITIES-GAS -- 1.1%

NICOR, Inc.                                                                20,000      $       750,400
Northwest Natural Gas Co.                                                  11,500              364,550
Snam Rete Gas SPA(1)                                                      300,000            1,521,403
TransCanada Corp.(1)                                                       37,700              853,151
------------------------------------------------------------------------------------------------------
                                                                                       $     3,489,504
------------------------------------------------------------------------------------------------------

UTILITIES-WATER -- 2.0%

Severn Trent PLC(1)                                                       130,000      $     2,182,890
United Utilities PLC(1)                                                   400,000            4,217,246
------------------------------------------------------------------------------------------------------
                                                                                       $     6,400,136
------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST, $219,227,173)                                                     $   245,262,234
------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 18.5%

SECURITY                                                          SHARES               VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 4.7%

Abbey National PLC, 7.375%(1)                                              62,000      $     1,687,640
Abbey National PLC, 7.375%(1)                                              50,000            1,355,000
Banco Santander, 6.41%(1)(2)                                              125,000            3,093,250
Barclays Bank PLC, 8.55%(1)(2)(3)                                          18,900            2,390,718
CA Preferred Fund Trust, 7.00%(3)                                          11,500            1,209,890
First Republic Bank, 6.70%                                                111,000            2,870,460
Royal Bank of Scotland Group PLC, 5.75%(1)                                108,000            2,583,360
------------------------------------------------------------------------------------------------------
                                                                                       $    15,190,318
------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.7%

BBVA Preferred Capital Ltd., 7.75%(1)                                     109,300      $     2,912,845
Lehman Brothers Holdings, 6.50%                                           107,000            2,840,850
Merrill Lynch & Co., Inc.(3)                                              120,000            3,000,000
------------------------------------------------------------------------------------------------------
                                                                                       $     8,753,695
------------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.1%

Ocean Spray Cranberries, Inc., 6.25%(2)                                     5,750      $       428,555
------------------------------------------------------------------------------------------------------
                                                                                       $       428,555
------------------------------------------------------------------------------------------------------

INSURANCE -- 3.7%

Ace Ltd., 7.80%(1)                                                        110,300      $     2,925,156
ING Groep NV, 7.05%(1)                                                    107,300            2,839,158
PartnerRe Ltd., 6.75%(1)                                                   64,700            1,677,671
RenaissanceRe Holdings Ltd., 6.08%(1)                                      60,000            1,421,400
RenaissanceRe Holdings Ltd., 8.10%(1)                                      46,700            1,262,301
XL Capital Ltd., 7.625%(1)                                                 65,000            1,747,850
------------------------------------------------------------------------------------------------------
                                                                                       $    11,873,536
------------------------------------------------------------------------------------------------------

REITS -- 5.8%

AMB Property Corp., 6.75%                                                  65,000      $     1,615,250
BRE Properties, 6.75%                                                      83,000            2,073,340
Colonial Properties Trust, 8.125%                                          84,000            2,171,400
Developers Diversified Realty Corp., 7.375%                                85,500            2,174,265
Health Care Property, 7.10%                                               120,000            3,058,800
Health Care REIT, Inc., 7.875%                                            110,000            2,830,300
Prologis Trust, 6.75%                                                      65,000            1,654,900
PS Business Parks, Inc., 7.95%                                            110,000            2,860,000
Simon Property Group, Inc., 7.89%                                           4,500              242,100
------------------------------------------------------------------------------------------------------
                                                                                       $    18,680,355
------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                          SHARES               VALUE
------------------------------------------------------------------------------------------------------
UTILITIES-ELECTRIC -- 0.6%

Alabama Power Co., 5.30%                                                   80,000      $     1,983,200
------------------------------------------------------------------------------------------------------
                                                                                       $     1,983,200
------------------------------------------------------------------------------------------------------

UTILITIES-GAS -- 0.9%

Southern Union Co., 7.55%                                                 110,200      $     3,008,460
------------------------------------------------------------------------------------------------------
                                                                                       $     3,008,460
------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST, $59,603,289)                                                      $    59,918,119
------------------------------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                                          SHARES               VALUE
------------------------------------------------------------------------------------------------------
REITS -- 0.0%

General Growth Properties, Inc., Exp. 11/9/04                               7,500      $             0
------------------------------------------------------------------------------------------------------
                                                                                       $             0
------------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST, $0)                                                               $             0
------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 3.7%

                                                                  PRINCIPAL
                                                                  AMOUNT
SECURITY                                                          (000'S OMITTED)      VALUE
------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.83%, 11/1/04                    $         5,963      $     5,963,000
Ranger Funding Corp., 1.88%, 11/22/04                                       6,000            5,993,420
------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $11,956,420)                                                    $    11,956,420
------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.0%

                                                                  PRINCIPAL
                                                                  AMOUNT
SECURITY                                                          (000'S OMITTED)      VALUE
------------------------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
1.88%, 11/1/04                                                    $         6,378      $     6,378,000
------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $6,378,000)                                                     $     6,378,000
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.1%
   (IDENTIFIED COST, $297,164,882)                                                     $   323,514,773
------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.1)%                                               $      (467,266)
------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                   $   323,047,507
------------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Foreign security.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $5,912,523 or 1.8% of the Fund's net assets.

(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                        See notes to financial statements

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of October 31, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value (identified cost, $297,164,882)                         $      323,514,773
Cash                                                                                      11,165
Foreign currency, at value (cost, $48,441)                                                48,552
Receivable for investments sold                                                        4,250,144
Receivable for Fund shares sold                                                        3,665,450
Dividends and interest receivable                                                      1,154,595
Tax reclaim receivable                                                                    47,839
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $      332,692,518
------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                             $        9,233,688
Payable for Fund shares redeemed                                                         273,099
Payable to affiliate for distribution and service fees                                    56,927
Accrued expenses                                                                          81,297
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $        9,645,011
------------------------------------------------------------------------------------------------
NET ASSETS                                                                    $      323,047,507
------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                               $      300,435,672
Accumulated net realized loss (computed on the basis of identified cost)              (7,248,643)
Accumulated undistributed net investment income                                        3,499,558
Net unrealized appreciation (computed on the basis of identified cost)                26,360,920
------------------------------------------------------------------------------------------------
TOTAL                                                                         $      323,047,507
------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                    $      141,602,329
SHARES OUTSTANDING                                                                    12,369,888
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $            11.45
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $11.45)                                           $            12.15
------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                    $       56,660,564
SHARES OUTSTANDING                                                                     4,958,470
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $            11.43
------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                    $      124,784,614
SHARES OUTSTANDING                                                                    10,917,475
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $            11.43
------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
OCTOBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $322,502)                                    $        9,292,139
Interest                                                                                  80,988
Miscellaneous                                                                              3,002
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $        9,376,129
------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $          892,873
Administration fee                                                                       206,048
Trustees' fees and expenses                                                                5,222
Distribution and service fees
   Class A                                                                               148,661
   Class B                                                                               243,537
   Class C                                                                               535,468
Transfer and dividend disbursing agent fees                                              114,424
Custodian fee                                                                            103,008
Registration fees                                                                         49,744
Legal and accounting services                                                             15,695
Printing and postage                                                                      13,948
------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $        2,328,628
------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                 $              277
   Preliminary reduction of investment adviser fee                                         9,185
------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $            9,462
------------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $        2,319,166
------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $        7,056,963
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $       (5,972,241)
   Foreign currency transactions                                                           8,741
------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                             $       (5,963,500)
------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $       24,188,744
   Foreign currency                                                                       18,641
------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $       24,207,385
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $       18,243,885
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $       25,300,848
------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS ENDED
                                                                                   OCTOBER 31, 2004         PERIOD ENDED
                                                                                   (UNAUDITED)              APRIL 30, 2004(1)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                                           $        7,056,963       $        4,217,413
   Net realized loss from investment transactions and foreign currency
     transactions                                                                          (5,963,500)              (1,407,408)
   Net change in unrealized appreciation (depreciation) of investments
     and foreign currency                                                                  24,207,385                2,153,535
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $       25,300,848       $        4,963,540
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                                      $       (2,209,376)      $       (1,558,015)
      Class B                                                                                (746,742)                (493,336)
      Class C                                                                              (1,646,325)                (998,759)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                $       (4,602,443)      $       (3,050,110)
------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                                      $       46,489,937       $      109,885,414
      Class B                                                                              14,280,654               42,905,137
      Class C                                                                              27,620,894               93,048,164
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                                               1,506,535                1,090,243
      Class B                                                                                 455,471                  275,740
      Class C                                                                                 787,630                  446,474
   Cost of shares redeemed
      Class A                                                                             (19,630,206)              (9,432,933)
      Class B                                                                              (2,392,223)              (2,487,041)
      Class C                                                                              (3,998,355)              (1,415,863)
   Net asset value of share exchanges
      Class A                                                                                  99,264                  468,040
      Class B                                                                                 (99,264)                (468,040)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                            $       65,120,337       $      234,315,335
------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                         $       85,818,742       $      236,228,765
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                             $      237,228,765       $        1,000,000
------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                   $      323,047,507       $      237,228,765
------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                                                   $        3,499,558       $        1,045,038
------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 30, 2003, to April 30, 2004.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                                     CLASS A
                                                                                   -------------------------------------------
                                                                                   SIX MONTHS ENDED
                                                                                   OCTOBER 31, 2004         PERIOD ENDED
                                                                                   (UNAUDITED)              APRIL 30, 2004(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                             $           10.640       $           10.000
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income(2)                                                           $            0.307       $            0.500
Net realized and unrealized gain                                                                0.707                    0.437
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                       $            1.014       $            0.937
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                         $           (0.204)      $           (0.297)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                $           (0.204)      $           (0.297)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                                   $           11.450       $           10.640
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                                  9.64%                    9.44%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                                          $          141,602       $          104,169
Ratios (As a percentage of average daily net assets):
   Net expenses                                                                                  1.26%(4)                 1.40%(4)
   Net expenses after custodian fee reduction                                                    1.26%(4)                 1.40%(4)
   Net investment income                                                                         5.57%(4)                 5.05%(4)
Portfolio Turnover                                                                                 74%                     117%
------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator or a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                                      1.27%(4)                 1.47%(4)
   Expenses after custodian fee reduction                                                        1.27%(4)                 1.47%(4)
   Net investment income                                                                         5.56%(4)                 4.98%(4)
Net investment income per share(2)                                                 $            0.306       $            0.493
------------------------------------------------------------------------------------------------------------------------------

(1)  For the period from the start of business, May 30, 2003, to April 30, 2004.
(2) Net investment income per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Annualized.

                        See notes to financial statements

                                                                                                     CLASS B
                                                                                   -------------------------------------------
                                                                                   SIX MONTHS ENDED
                                                                                   OCTOBER 31, 2004         PERIOD ENDED
                                                                                   (UNAUDITED)              APRIL 30, 2004(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                             $           10.630       $           10.000
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income(2)                                                           $            0.263       $            0.427
Net realized and unrealized gain                                                                0.705                    0.446
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                       $            0.968       $            0.873
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                         $           (0.168)      $           (0.243)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                $           (0.168)      $           (0.243)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                                   $           11.430       $           10.630
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                                  9.20%                    8.79%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                                          $           56,661       $           40,731
Ratios (As a percentage of average daily net assets):
   Net expenses                                                                                  2.01%(4)                 2.15%(4)
   Net expenses after custodian fee reduction                                                    2.01%(4)                 2.15%(4)
   Net investment income                                                                         4.78%(4)                 4.31%(4)
Portfolio Turnover                                                                                 74%                     117%
------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator or a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                                      2.02%(4)                 2.22%(4)
   Expenses after custodian fee reduction                                                        2.02%(4)                 2.22%(4)
   Net investment income                                                                         4.77%(4)                 4.24%(4)
Net investment income per share(2)                                                 $            0.262       $            0.420
------------------------------------------------------------------------------------------------------------------------------

(1)  For the period from the start of business, May 30, 2003, to April 30, 2004.
(2) Net investment income per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total Return is not computed on an annualized basis.
(4)  Annualized.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                                     CLASS C
                                                                                   -------------------------------------------
                                                                                   SIX MONTHS ENDED
                                                                                   OCTOBER 31, 2004         PERIOD ENDED
                                                                                   (UNAUDITED)              APRIL 30, 2004(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                             $           10.630       $           10.000
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income(2)                                                           $            0.264       $            0.432
Net realized and unrealized gain                                                                0.704                    0.441
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                       $            0.968       $            0.873
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                         $           (0.168)      $           (0.243)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                $           (0.168)      $           (0.243)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                                   $           11.430       $           10.630
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                                  9.19%                    8.79%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                                          $          124,785       $           92,329
Ratios (As a percentage of average daily net assets):
   Net expenses                                                                                  2.01%(4)                 2.15%(4)
   Net expenses after custodian fee reduction                                                    2.01%(4)                 2.15%(4)
   Net investment income                                                                         4.80%(4)                 4.34%(4)
Portfolio Turnover                                                                                 74%                     117%

+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator or a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                                      2.02%(4)                 2.22%(4)
   Expenses after custodian fee reduction                                                        2.02%(4)                 2.22%(4)
   Net investment income                                                                         4.79%(4)                 4.27%(4)
Net investment income per share(2)                                                 $            0.263       $            0.425

(1)  For the period from the start of business, May 30, 2003, to April 30, 2004.
(2) Net investment income per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Annualized.

                        See notes to financial statements

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of October 31, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   SIGNIFICANT ACCOUNTING POLICIES

    Eaton Vance Tax-Managed Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve after-tax total return by investing primarily in a diversified portfolio of common and preferred stocks that pay dividends that qualify for federal income taxation at long-term capital gains rates ("tax-favored dividends"). The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

    B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

    C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

    D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At April 30, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $252,492 which will reduce the taxable income arising from future net realized gain in investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on April 30, 2012. At April 30, 2004 net capital losses of $873,460 attributable to security transactions incurred after October 31, 2003 are treated as arising on the first day of the Fund's taxable year ending April 30, 2005.

    E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

    F FINANCIAL FUTURES CONTRACTS -- Upon entering a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    H PUT OPTIONS -- Upon the purchase of a put option by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

    I SECURITIES SOLD SHORT -- The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge Fund positions. The Fund will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Fund records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Fund is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Fund may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

    J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    K INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

    L OTHER -- Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed on the specific identification of the securities sold.

    M INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to October 31, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   DISTRIBUTION TO SHAREHOLDERS

    It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   SHARES OF BENEFICIAL INTEREST

    The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                SIX MONTHS ENDED
                                                OCTOBER 31, 2004     PERIOD ENDED
   CLASS A                                      (UNAUDITED)          APRIL 30, 2004(1)
   -----------------------------------------------------------------------------------
   Sales                                                4,245,724           10,414,630
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                       137,894              101,947
   Redemptions                                         (1,810,639)            (870,532)
   Exchanges from Class B shares                            8,986               43,878
   -----------------------------------------------------------------------------------
   NET INCREASE                                         2,581,965            9,689,923
   -----------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                OCTOBER 31, 2004     PERIOD ENDED
   CLASS B                                      (UNAUDITED)     APRIL 30, 2004(1)
   -----------------------------------------------------------------------------------
   Sales                                                1,313,854            4,081,954
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        41,728               25,734
   Redemptions                                           (219,952)            (232,925)
   Exchanges to Class A shares                             (9,003)             (43,920)
   -----------------------------------------------------------------------------------
   NET INCREASE                                         1,126,627            3,830,843
   -----------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                OCTOBER 31, 2004     PERIOD ENDED
   CLASS C                                      (UNAUDITED)          APRIL 30, 2004(1)
   -----------------------------------------------------------------------------------
   Sales                                                2,526,939            8,773,081
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        72,135               41,529
   Redemptions                                           (366,585)            (130,624)
   -----------------------------------------------------------------------------------
   NET INCREASE                                         2,232,489            8,683,986
   -----------------------------------------------------------------------------------

   (1) For the period from the start of business, May 30, 2003, to April 30, 2004.

4   INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended October 31, 2004, the advisory fee amounted to $892,873. EVM has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Fund portfolio transactions that is consideration for third-party research services. For the period from May 1, 2004, to October 31, 2004, EVM waived $9,185 of its advisory fee. An administration fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended October 31, 2004, the administration fee amounted to $206,048.

    Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended October 31, 2004, no significant amounts have been deferred.

    EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended October 31, 2004, EVM earned $9,691 in sub-transfer agent fees.

    Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $119,051 as its portion of the sales charge on sales of Class A shares for the six months ended October 31, 2004.

    Certain officers and Trustees of the Fund are officers of the above organizations.

5   DISTRIBUTION AND SERVICE PLANS

    The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
    Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $182,653 and $401,601 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended October 31, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At October 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $5,780,000 and $2,278,000 for Class B and Class C shares, respectively.

    The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended October 31, 2004 amounted to $148,661, $60,884, and $133,867 for Class A, Class B and Class C shares, respectively.

6   CONTINGENT DEFERRED SALES CHARGE

    A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

    No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $3,000, $38,000 and $14,000 of CDSC paid by shareholders for Class A, Class B shares and Class C shares, respectively, for the six months ended October 31, 2004.

7   INVESTMENTS TRANSACTIONS

    Purchases and sales of investments, other than short-term obligations, aggregated $258,069,914 and $195,653,740 respectively, for the six months ended October 31, 2004.

8   FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

    The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2004, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                     $      297,164,882
    -----------------------------------------------------
    Gross unrealized appreciation      $       27,821,237
    Gross unrealized depreciation              (1,471,346)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION        $       26,349,891
    -----------------------------------------------------

9   FINANCIAL INSTRUMENTS

    The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

    The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at October 31, 2004.

10  LINE OF CREDIT

    The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended October 31, 2004.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND

INVESTMENT MANAGEMENT

           OFFICERS
           Thomas E. Faust Jr.
           President

           William H. Ahern, Jr.
           Vice President

           Thomas J. Fetter
           Vice President

           Michael R. Mach
           Vice President

           Robert B. MacIntosh
           Vice President

           Duncan W. Richardson
           Vice President

           Walter A. Row, III
           Vice President

           Judith A. Saryan
           Vice President

           Susan Schiff
           Vice President

           James L. O'Connor
           Treasurer

           Paul M. O'Neil
           Chief Compliance Officer

           Alan R. Dynner
           Treasurer

           TRUSTEES
           James B. Hawkes

           Samuel L. Hayes, III

           William H. Park

           Ronald A. Pearlman

           Norton H. Reamer

           Lynn A. Stout

                       This Page Intentionally Left Blank

                     INVESTMENT ADVISOR AND ADMINISTRATOR OF
                  EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                   CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                            ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                  EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

  THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
        SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

1857-12/04                                                               TMDISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST

By:    /S/ Thomas E. Faust, Jr.
       ------------------------
       Thomas E. Faust, Jr.
       President


Date:  December 22, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  December 22, 2004
       -----------------

By:    /S/ Thomas E. Faust, Jr.
       ------------------------
       Thomas E. Faust, Jr.
       President


Date:  December 22, 2004
       -----------------